Related Parties (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands												1 Months Ended	12 Months Ended
	Nov. 11, 2020	Jun. 23, 2020	Jun. 22, 2020	May 18, 2020	Apr. 20, 2020	Mar. 15, 2020	Feb. 12, 2020	Sep. 03, 2019	Aug. 27, 2019	Jul. 31, 2019	May 30, 2019	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Jun. 03, 2019
Total expenses													$ 143	$ 329
Future services													$ 47	$ 73
Additional paid in capital															$ 720
Authorized the grant shares												75,000,000	75,000,000	75,000,000
Shares options													1,941,701
Common stock, par value												$ 0.001	$ 0.001	$ 0.001
Board of Directors [Member]
Authorized the grant shares						576,888	2,235,691
Common stock, exercise price						$ 0.29
Fee payable						$ 4
Vesting percentage						33.33%
Vesting description						The terms of the options granted to the Company's currently serving directors include (i) an exercise price of $0.29 (ii) a vesting schedule whereby 33.33% of the options granted will vest on the first anniversary of March 15, 2020, and 8.33% of the options will vest at the end of each subsequent three-month period thereafter over the course of the following two (2) years; and (iii) an acceleration mechanism pursuant to which any outstanding and unvested option shall immediately accelerate and vest upon the occurrence of certain events, including, inter alia, a merger or sale of all assets of the Company.
Vesting period						2 years
Company Officers [Member]
Shares options							1,865,346
Convertible shares							1
Common stock, par value							$ 0.001
Common stock, exercise price							$ 0.29
Prof. Benad Goldwasser [Member]
Authorized the grant shares			628,163
Common stock, exercise price			$ 0.29
CEO and Director [Member]
Authorized the grant shares			628,162
Common stock, exercise price			$ 0.29
Director [Member]
Authorized the grant shares	144,222
Common stock, exercise price	$ 0.35
Consulting agreement [Member] | Benad Goldwasser [Member]
Debt instrument, periodic payment										$ 10
Fully-diluted share capital percentage										5.00%
Medigus Ltd [Member] | Intercompany Agreement [Member]
Intercompany agreement description											The agreed upon services provided under the Intercompany Agreement included: (1) lease of office space and clean room based on actual space utilized by ScoutCam Ltd. and in shared spaces according to employee ratio; (2) utilities such as electricity water, IT and communication services based on employee ratio; (3) car services, including car rental, gas usage, payment for toll roads based on 100% of expense incurred from a ScoutCam Ltd. employee car; (4) external accountant services at a price of USD 6,000 per annum; (5) directors and officers insurance at a sum of 1/3 of Parent company cost; (6) CFO services at a sum of 50% of Parent company CFO employer cost; (7) every direct expense of ScoutCam Ltd. that is paid by the Parent company in its entirety subject to approval of such direct expenses in advance; and (8) any other mutual expense that is borne by the parties according to the Respective portion of the Mutual Expense.
Medigus Ltd [Member] | Amended and Restated Intercompany Services Agreement [Member]
Intercompany agreement description					The agreed upon services provided under the amended and restated Intercompany Agreement included: 1) lease of office space based on actual space utilized by the Parent Company and in shared spaces according to employee ratio; (2) utilities such as electricity water, IT and communication services based on employee ratio; (3) car services, including car rental, gas usage, payment for toll roads based on 100% of expense incurred from a Subsidiary employee car; (5) directors and officers insurance the Parent Company shall pay $150,000 of the annual premium.; (6) CFO services at a sum of 50% of Parent company CFO employer cost; (7) every direct expense of the Subsidiary that is paid by the Parent company in its entirety subject to approval of such direct expenses in advance; and (7) any other mutual expense that is borne by the parties according to the Respective portion of the Mutual Expense
ScoutCam Ltd., [Member] | Line of Credit [Member]
Line of credit									$ 500
Annual interest rate									4.00%
Line of credit facility, description									The repayment of the credit line amount shall be spread over one year in monthly payments beginning January 2020.
ScoutCam Ltd., [Member] | Asset Transfer Agreement [Member]
Sale of assets to parent company								$ 168
Medigus and ScoutCam Ltd. [Member]
Converted outstanding credit		$ 381,136
Debt conversion description		In accordance with the terms of the Conversion Side Letter, the Company issued to Medigus, at a purchase price of US$0.968, (a) 787,471 shares of Common Stock, (b) warrants to purchase 393,736 shares of Common Stock at an exercise price of US$0.595, and (c) warrants to purchase 787,471 shares of Common Stock at an exercise price of US$0.893.
Medigus and ScoutCam Ltd. [Member] | Intercompany Agreement [Member]
Services agreement description					On April 20, 2020, Medigus and ScoutCam Ltd. entered into that certain Intercompany Services Agreement, which amended and restated the intercompany services agreement executed between the parties on May 30, 2019. The agreement has an initial term of one year, and renews automatically for additional one-year periods, unless either party provides 60 (sixty) days written notice of non renewal. Either Medigus or ScoutCam Ltd. may terminate the agreement for convenience upon providing 60 (sixty) days prior written notice.
Medigus and ScoutCam Ltd. [Member] | Voting Agreement [Member]
Beneficial shares description				(a) one person designated by Arkin shall be elected to the Board, for so long as Arkin, together with its Affiliates, continues to own beneficially at least eight (8%) of the issued and outstanding capital stock of the Company ("Arkin Director"), and (b) (i) three persons designated by Medigus shall be elected to the Board, for so long as Medigus, together with its Affiliates, continues to own beneficially at least thirty five (35%) of the issued and outstanding capital stock of the Company, or (ii) two persons designated by Medigus for so long as Medigus, together with its Affiliates, continues to own beneficially less than thirty five (35%) and more than twenty (20%) of the issued and outstanding capital stock of the Company, or (iii) one person designated by Medigus for so long as Medigus, together with its Affiliates, continues to own beneficially less than twenty (20%) and more than eight (8%) of the issued and outstanding capital stock of the Company.
Shrem Zilberman Group Ltd [Member] | Consulting agreement [Member]
Total expenses												$ 165